SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Basis of Presentation	Basis of presentation of financial statements The financial statements of the Company have been prepared in conformity with United States generally accepted accounting principles (U.S. GAAP)
Use of Estimates

Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgments, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial statements. As applicable to these financial statements, the most significant estimates relate to inventory net realizable value and share-based compensation.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

Functional and Presentation Currency

Functional and Presentation Currency

The currency of the primary economic environment in which the operations of the Company are conducted is the New Israeli Shekel (“NIS”). Thus, the functional currency of the Company is the NIS. The Company’s presentation and reporting currency is the U.S dollar.

Balances in non-NIS currencies are translated into NIS using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-NIS transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions - exchange rates at transaction dates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) - historical exchange rates. Currency transaction gains and losses are presented in finance income or expenses, as appropriate.

The financial statements are translated into the reporting currency, the U.S dollar, using the current rate method - equity accounts are translated using historical exchanges rates, while all other balance sheet accounts are translated using the exchanges rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the year, unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, The resulting translation adjustments are reported as a component of shareholders’ equity in accumulated other comprehensive income (loss). Exchange rates of NIS to U.S dollar as of December 31, 2023 and 2022 are 3.63 and 3.52, respectively.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that are developed using market data, such as publicly available information about actual events or transactions, and that reflect the assumptions that market participants would use when pricing the asset or liability. Unobservable inputs are inputs for which market data are not available and that are developed using the best information available about the assumptions that market participants would use when pricing the asset or liability.

The fair value hierarchy is categorized into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date. Level 2 inputs include inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs). Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The carrying amounts of other current assets, account payables and other payables and accrued expenses approximate fair value because of their generally short maturities.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

Restricted long-term bank deposits

Restricted long-term bank deposits

Restricted long-term bank deposits are deposits with a maturity of more than one year. The bank deposits are used as a security for the Company’s lease agreements. Long-term bank deposits are denominated in NIS. The interest on the Company’s deposits is insignificant. As of December 31, 2023 and 2022, the Company had a lien on the Company’s bank deposits in respect of bank guarantees granted in order to secure its lease agreements. The fair value of bank deposits approximates the carrying value since they bear interest at rates close to the prevailing market rates.

Concentration of Credit Risk

Concentration of credit risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, restricted long-term deposits and other receivables.

All the Company’s cash and restricted long-term bank deposits are invested in banks within Israel. The Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying balance sheets exceed federally insured limits. The Company places its cash and deposits with financial institutions for which management believes there is limited credit loss exposure with respect to the investments.

Inventory

Inventory

Inventory consists of raw materials, work in process and finished products. Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from slow-moving and obsolescent items.

The Company periodically evaluates the quantities on hand relative to current and historical selling prices and historical and projected sales volume. Once written-down, a new lower cost basis for that inventory is established . Cost of inventories is assigned as follows:

Raw materials - at cost of purchase represents the first in, first out method.

Work in process - on the basis of direct manufacturing costs with the addition of allocable indirect manufacturing costs.

Finished products - based on average costs of materials, contracting and manufacturing costs.

Property and equipment

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripherals	33
Office furniture and equipment	7
Machines and electronic devices	15-33
Energy storage systems	20
Leasehold improvements	21-26

Leasehold improvements are amortized over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter.

The Company’s property and equipment include, among other things, energy storage systems that were manufactured by the Company and transferred to a third party free of charge for the purpose of a marketing pilot. At the end of a period agreed between the parties, the systems will be returned to the Company.

Grants that relate to assets are presented in the statement of financial position by deducting the grant in order to arrive at the book value of the asset. The grant is recognized in profit or loss over the life of a depreciable asset through the imputation of reduced depreciation.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

Impairment of long-lived assets

Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Recoverability of long-lived assets is measured by comparing the carrying amount of the long-lived asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the sum of the expected undiscounted cash flow is less than the carrying amount of the asset, the Company recognizes an impairment loss, which is the excess of the carrying amount over the fair value of the asset, using the expected future discounted cash flows.

For the years ended December 31, 2023, 2022 and 2021, the Company did not recognize an impairment loss on its long-lived assets.

Net Profit/(Loss) Per Share

Basic and diluted net loss per share

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. All share options, warrants and preferred shares were excluded from the calculation of diluted net loss per ordinary share because their effect would have been anti-dilutive for the years presented.

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, a net loss for the periods presented was not allocated to the Company’s participating securities.

For the year ended December 31, 2023, the Company had 834,172 options and 39,710 warrants, and for the year ended December 31 2022, the Company had 711,539 options, 39,710 warrants. These securities were not considered when calculating diluted loss per share since their effect is anti-dilutive.

Collaborative arrangements

Collaborative arrangements

The Company entered into collaborative arrangements with partners that fall under the scope of Topic 808, “Collaborative Arrangements” (“ASC 808”). While these arrangements are in the scope of ASC 808, the Company may analogize to ASC 606 for some aspects of the arrangements.

The terms of the Company’s collaborative arrangements typically include reimbursements or cost-sharing of research and development expenses. Each of these payments results in an offset against research and development expenses.

Under certain collaborative arrangements, the Company has been reimbursed for a portion of its research and development expenses or participates in the cost-sharing of such research and development expenses. Such reimbursements and cost-sharing arrangements have been reflected as a reduction of research and development expense in the Company’s statements of operations, as the Company does not consider performing research and development services for reimbursement to be a part of its ongoing major or central operations.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

Revenues

Revenues

The Company generates revenues from the sale of energy storage system for supporting fast chargers for electric vehicles, based on kinetic storage using flywheels.

The Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, the entity performs the following five steps:

1.	Identify the contract(s) with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract;
5.	Recognize revenue when (or as) the performance obligation is satisfied.

The Company accounts for a contract with customer when it has approval and commitment from both parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. The Company’s contract includes one type of performance obligation, which is satisfied at a point in time. The Company recognizes revenue upon transfer of control of the system to the customer in an amount that reflects the consideration the Company expects to receive in exchange for the system. Transfer of control occurs generally upon the receipt of customer acceptance or once risk of loss has transferred to the customer. The acceptance received from customers include successful installation and commissioning test of the energy storage system. The Company does not provide a right of return. The Company provide to customers a limited warranty assurance that the systems are in compliance with the applicable specifications at the time of delivery. Under the standard terms and conditions of sale, liability for certain failures of product during the stated warranty periods are limited to repair or replacement of defective items.

During the reporting period the Company delivered to its client and installed in the client’s site located in Germany two energy storage systems. The Company recognized the revenues related to these two systems during the reporting period, after receiving the acceptance certificate for the systems.

The Company’s trade receivable balances are driven by sale of energy storage systems. Credit is granted based on evaluation of a customer’s financial condition and generally, collateral is not required. Trade receivable balances are stated at amounts due from customers net of a provision for current expected losses.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

Trade receivables are reduced by an allowance for current expected losses. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations. As of December 31, 2023, the Company has collected all trade receivable balances.

Research and development, net

Research and development, net

Research and development costs are expensed to the statement of operations as incurred, net of government grants which represents participations in research and development.

Research and development expenses include costs directly attributable to the conduct of research and development programs, including payroll costs, lab expenses, materials, consumables, and consulting fees. All costs associated with research and development are expensed as incurred.

The Company receives royalty-bearing grants, which represents participation of the Israel Innovation Authority (hereafter “IIA”), other governmental institutions (the Ministry of Economy and the Ministry of Energy) and the BIRD Foundation (“BIRD”) in approved programs for research and development. At the time the grants were received, successful development of the related projects was not assured. Grants are recognized as a reduction of research and development expenses as the related costs are incurred. For more information see note 16a.

Sales and marketing

Sales and marketing

The Company receives royalty-bearing grants, which represents participation of the New York Power Authority (hereafter “NYPA”) in approved programs for sales and marketing. These grants are recognized as a reduction of sales and marketing expenses as the related costs are incurred.

Income Taxes

Income taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, if it is more likely than not that a portion or all the deferred tax assets will not be realized.

ASC 740-10, “Income Taxes” (“ASC 740-10”) clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This standard contains a two-step approach to recognizing and measuring a liability for uncertain tax positions.

The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position.

Share-based compensation

Share-based compensation

The Company accounts for options granted to employees under the fair value recognition provision of ASC 718 “stock compensation”. The Company measures all share-based awards, based on their estimated fair value on the grant date.

The Company’s employees and directors share-based payment awards are classified as equity awards, except for awards as described below. The grant date fair value of these share-based payment transactions is recognized as an expense over the requisite service period using an accelerated method, net of estimated forfeitures. The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule based on the multiple-option award approach. The Company accounts for its equity classified share-based payment awards to its advisors in a similar manner.

The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options. The determination of the fair value of stock-based payment awards on the date of grant using an option- pricing model is affected by the Company’s stock price as well as assumptions regarding number of complex and subjective variables. These variables include the estimated stock price volatility over the term of the awards; actual and projected employee stock option exercise behaviors, which is referred to as expected term; risk-free interest rate and expected dividends.

The expected term is calculated using the simplified method, as the Company has concluded that its historical share option exercise experience does not provide a reasonable basis to estimate the expected option term. The Company uses an average historical stock price volatility based on a combined weighted average of the Company’s historical average volatility and that of a selected peer group of comparable public companies within the industry that were deemed to be representative of future stock price trends as the Company does not have a sufficient historical trading history of its own Common Stock. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available. The Company bases the risk-free interest rate used in its option-pricing models on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term to maturity of its equity awards. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore uses an expected dividend yield of zero.

Liability classified share-based options

Some of the Company’s share-based awards have an exercise price denominated in USD, which is not the Company’s functional currency and not the employees’ salary currency or the currency in which the employees are paid. These awards are classified as liability awards, measured at fair value at the date of grant and re-measured at fair value at each reporting date up to and including the settlement date. The determination of the fair value of these awards is described in Note 12. The fair value of the awards is expensed over the respective vesting period of the individual awards with recognition of a corresponding liability. Changes in fair value after vesting are recognized through compensation expense in the statement of operations. Compensation expense reflects estimates of the number of awards expected to vest. The impact of forfeitures and fair value revisions, if any, are recognized in earnings such that the cumulative expense reflects the revisions, with a corresponding adjustment to the settlement liability.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

Severance pay

Severance pay

Under Israeli law, the Company is required to pay a severance payment to its employees in Israel upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company makes ongoing deposits into its Israeli employee pension plans to fund their severance liabilities. For its employees who are employed under the Section 14 of the Severance Pay Law, 1963 (“Section 14”), the Company makes deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s rights upon termination. In addition, the related obligations and amounts deposited on behalf of the applicable employees for such obligations are not presented on the Company’s balance sheets, as the amounts funded are not under the control of management and the Company is legally released from the obligation to pay any severance payments to the employees once the required deposit amounts have been paid. For the years ended December 31, 2023, 2022 and 2021, severance pay expenses were $375 thousand, $253 thousand and $181 thousand, respectively.

Comprehensive loss

Comprehensive loss

The Company complies with ASC 220, “Comprehensive Income,” which establishes rules for the reporting and display of comprehensive income (loss) and its components. The Company reports the financial impact of translating its financial statements from its functional currency to its reporting currency as a component of other comprehensive income (loss).

Leases

Leases

The Company accounts for leases in accordance with ASC 842, Leases. All of the Company’s leases are classified as operating leases. The Company determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC 842-10-25-2. If any of these five criteria is met, the Company classifies the lease as a finance lease; otherwise, the Company classifies the lease as an operating lease.

Operating leases are included as operating lease right-of-use (“ROU”) assets and operating lease liabilities on the balance sheet.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. The Company elected the practical expedient to not separate lease and non-lease components for all of the Company leases, and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the statements of operations on a straight-line basis over the lease term.

The Company subsequently measures the ROU asset at the present value of the remaining lease payments, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. Further, the Company recognizes lease expense on a straight-line basis over the lease term.

The lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise or not exercise the option to renew or terminate the lease.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

Contingent Liabilities

Contingent Liabilities

Certain conditions may exist as of the date of the financial statements, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed. As of December 31, 2023, no contingent liabilities have been recognized.

Recent Accounting Pronouncements

Accounting Pronouncements effective in future periods:

In December 2023, the FASB issued ASU 2023-09 Improvements to Income Tax Disclosures. The ASU improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This ASU is effective for the Company for annual periods beginning after December 15, 2025. The Company is evaluating the potential impact of this guidance on its financial statements.

In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The ASU improves reportable segments disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is evaluating the potential impact of this guidance on its financial statements.

Keyarch Acquisition Corporation [Member]
Basis of Presentation

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the SEC.

Use of Estimates

Use of Estimates

The preparation of audited financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the audited financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the audited financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000.

Net Profit/(Loss) Per Share

Net Profit/(Loss) Per Share

The Company complies with the accounting and disclosure requirements of FASB ASC 260, Earnings Per Share. In order to determine the net profit/(loss) attributable to both the redeemable shares and non-redeemable shares, the Company first considered the undistributed profit (loss) allocable to both the redeemable shares and non-redeemable shares and the undistributed profit (loss) is calculated using the total net loss less any dividends paid. The Company then allocated the undistributed profit (loss) ratably based on the weighted average number of shares outstanding between the redeemable and non-redeemable shares. Any remeasurement of the accretion to redemption value of the ordinary shares subject to possible redemption was considered to be dividends paid to the Public Shareholders. As of December 31, 2023, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.

The net profit/(loss) per share presented in the statement of operations is based on the following:

	Year ended	Year ended
	December 31, 2023	December 31, 2022
Net (Loss)/Profit	$(465,904)	$843,672
Income earned on investment held in Trust Account	(3,656,444)	(1,701,869)
Accretion of carrying value to redemption value	(150,000)	(16,399,119)
Decrease in carrying value of redeemable shares due to reversal of offering costs	-	117,542
Net loss including accretion of equity into redemption value	$(4,272,348)	$(17,139,774)

	Year ended December 31, 2023		Year ended December 31, 2022
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
	Shares	Shares	Shares	Shares
Basic and diluted net profit/(loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(2,884,775)	$(1,387,573)	$(12,822,390)	$(4,317,384)
Income earned on investment held in Trust Account	3,656,444	—	1,701,869	—
Accretion of carrying value to redemption value	150,000	—	16,399,119	—
Decrease in carrying value of redeemable shares due to reversal of offering costs	—	—	(117,542)	—
Allocation of net profit/(loss)	921,669	(1,387,573)	5,161,056	(4,317,384)

Denominators:
Weighted-average shares outstanding	7,526,010	3,620,000	10,631,507	3,579,699
Basic and diluted net profit/(loss) per share	$0.12	$(0.38)	$0.49	$(1.21)

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740, “Income Taxes”, prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2023 and December 31, 2022. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company is not currently aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company is subject to tax examinations by major taxing authorities since inception. There is currently no taxation imposed by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

There is currently no taxation imposed by the Government of the Cayman Islands. The Company has no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. Consequently, income taxes are not reflected in the Company’s financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart the Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.
Investments Held in Trust Account

Investments Held in Trust Account

The Company’s portfolio of investments held in the Trust Account is comprised of investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. Gains and losses resulting from the change in fair value of these securities is included in income earned on investment held in Trust Account in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Operating cash flows include interest and dividend income receipts related to investments in other reporting entities or deposits with financial institutions (i.e., returns on investment). Interest income earned on Investments held in the Trust Account is fully reinvested into the Trust Account and therefore considered as an adjustment to reconcile net profit/(loss) to net cash used in operating activities in the Statements of Cash Flows. Such interest income reinvested will be used to redeem all or a portion of the Class A ordinary shares upon the completion of business combination.

Offering Costs

Offering Costs

Offering costs were $3,471,734 consisting principally of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are related to the IPO and are charged to shareholders’ equity upon the completion of the IPO. The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A – “Expenses of Offering”. The Company allocates offering costs between the Public Shares, Public Warrants (as defined below in Note 3) and Public Rights (as defined below in Note 3) based on the relative fair values of the Public Shares, Public Warrants and Public Rights. Accordingly, $3,105,119 was allocated to the Public Shares and charged to temporary equity, and $366,615 was allocated to Public Warrants and Public Rights and charged to shareholders’ equity. During the year ended December 31, 2022, the Company received discount amounting to $131,420 on outstanding offering cost included within accounts payable and accrued expenses. This has been treated as reversal of offering cost adjusted through additional paid-in capital considering the related offering cost charged against additional paid-in capital at the time of IPO.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 825, “Financial Instruments,” approximates the carrying amounts represented in the balance sheet, primarily due to its short-term nature.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

Ordinary Shares Subject to Possible Redemption

Ordinary Shares Subject to Possible Redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of December 31, 2023 and 2022, 2,377,318 and 11,500,000 ordinary shares subject to possible redemption, respectively, are presented at redemption value of $10.10 per share (plus any income earned on investment held in Trust Account) as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet. The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid in capital and accumulated deficit. The Company allocates gross proceeds between the Public Shares, Public Warrants and Public Rights based on the relative fair values of the Public Shares, Public Warrants and Public Rights.

As on December 31, 2023, the ordinary shares reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Rights	(9,257,500)
Proceeds allocated to Public Warrants	(2,886,500)
Allocation of offering costs related to redeemable shares (net of allocation of offering cost amounting to $117,542 related to redeemable shares reversed*)	(2,987,577)
Redemption of Public Shares from cash held in trust account**	(95,826,230)
Plus:
Accretion of carrying value to redemption value (net of decrease of $117,542 in carrying value of redeemable shares due to reversal of offering costs*)	16,281,577
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on investment held in Trust Account)	5,358,313
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	150,000
Ordinary shares subject to possible redemption	$25,832,083

*	During the year ended December 31, 2022, the Company received a discount amounting to $131,420 on outstanding offering cost included within accounts payable and accrued expenses. This has been treated as reversal of offering cost adjusted through additional paid-in capital considering the related offering cost charged against additional paid-in capital at the time of IPO. This reversal of offering cost has been proportionately allocated to redeemable shares based on the fair value of Public Shares leading to a corresponding decrease in carrying value by $117,542 to arrive at the redemption value of ordinary shares subject to possible redemption.

**	On July 20, 2023, the holders of 9,122,682 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.50 per share, for an aggregate redemption amount of approximately $95,826,230. Following such redemptions, the Company had 2,377,318 Public Shares issued and outstanding.